Operating Loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Loss [Abstract]
Depreciation of property, plant and equipment	£ 1,616	£ 681	£ 2,689	£ 1,275
Depreciation of right-of-use assets	883	382	1,775	706
Amortisation of intangible assets	1,154	1,150	2,326	2,282
Research and development expenses	32,993	33,067	66,405	56,459
Foreign exchange loss/(gain)	452	(22,797)	1,644	(32,471)
Loss on forward contracts	0	11,287	0	11,287
Share-based payment charge	£ 6,836	£ 10,126	£ 13,794	£ 13,686